(LOSS)/EARNINGS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
(Loss)/Profit for the year	$ (22,090)	$ (40,270)	$ (100,625)
Diluted earnings per share denominator	103,508,820	107,510,179	113,197,598
Diluted earnings per ordinary share for continuing operations	$ (19,006)	$ (35,728)	$ (35,536)
Adjusted (loss)/profit after tax	(18,437)	(37,337)	(97,577)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	22,658	38,661	38,583
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	$ 22,658	$ 38,661	$ 38,583
Diluted earnings per share denominator	25,877,205	26,877,544	28,299,399
Adjusted (loss)/profit after tax	$ 18,437	$ 37,337	$ 97,577